Vessels	9 Months Ended
Sep. 30, 2013
Vessels [Abstract]
Vessels

5.       Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2012	$1,515,370	$(304,232)	$1,211,138

- Transfer from advances for vessels under construction and acquisition and other vessel costs	26,675	-	26,675
- Acquisition, improvements and other vessel costs	69,419	-	69,419
- Depreciation for the period	-	(45,730)	(45,730)
Balance, September 30, 2013	$1,611,464	$(349,962)	$1,261,502

In December 2012, Tuvalu entered into a memorandum of agreement to purchase from an unaffiliated third party, a Kamsarmax dry bulk carrier, for the purchase price of $26,500. The vessel, was renamed “Myrto” and was delivered to the Company on January 25, 2013. Pre-delivery expenses amounted to $175.

In February, April and May 2013, Jabat, Bokak and Fayo (Note 1) each, entered into a memorandum of agreement to purchase from unaffiliated third parties three vessels, one Panamax, one Kamsarmax and one Capesize vessel, for an aggregate price of $66,723. Additional capitalized costs amounted to $2,244. Also, as at September 30, 2013, the Company had incurred $452 of additional capitalized costs for improvements to the existing fleet.

Effective January 1, 2013, the Company changed its estimated scrap value of all of its vessels from $150 per lightweight ton to $250 per lightweight ton. This change was made because the historical scrap rates over the past ten years have increased and as such the $150 value was not considered representative. For the nine months ended September 30, 2013, this increase in salvage values has reduced depreciation and net loss by approximately $2,160 and loss per share by approximately $0.03.

As of September 30, 2013, part of the Company's fleet (except of vessels Coronis, Melite, Artemis, Aliki and Baltimore), having an aggregate carrying value of $1,074,584 has been provided as collateral to secure the loan facilities discussed in Note 8.